Principal Funds, Inc.
Supplement dated November 15, 2016
to the Statement of Additional Information dated March 1, 2016 as amended and restated June 28, 2016
(as supplemented July 29, 2016, September 16, 2016, September 19, 2016,
October 28, 2016, and November 2, 2016)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Edge Asset Management, Inc. section, delete references to Jill R. Cuniff.

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